General administrative expenses and other operating income (expenses)	12 Months Ended
Dec. 31, 2021
Disclosure of general administrative expenses and other operating income (expenses) [Abstract]
General and Administrative Expenses and Other Net Operating Income (Expenses)
36. GENERAL AND ADMINISTRATIVE EXPENSES AND OTHER NET OPERATING INCOME (EXPENSES)

(1)	Details of general and administrative expenses recognized are as follows (Unit: Korean Won in millions):

			For the years ended December 31
			2019	2020	2021
Employee benefits	Short-term employee benefits	Salaries	1,584,791	1,638,341	1,775,018
		Employee fringe benefits	475,238	506,048	545,534
	Share based payment		6,328	7,495	17,774
	Retirement benefit service costs		168,423	178,455	181,797
	Termination		156,441	202,259	180,872

	Sub-total		2,391,221	2,532,598	2,700,995

Depreciation and amortization			481,176	520,969	524,154
Other general and administrative expenses	Rent		85,705	78,707	83,879
	Taxes and public dues		137,137	129,904	135,015
	Service charges		235,117	244,825	231,852
	Computer and IT related		93,573	108,810	117,875
	Telephone and communication		70,220	72,711	79,145
	Operating promotion		45,594	45,891	44,248
	Advertising		85,887	94,880	101,384
	Printing		7,845	6,954	6,449
	Traveling		13,255	7,263	7,449
	Supplies		7,736	12,127	7,642
	Insurance premium		9,668	10,805	10,692
	Reimbursement		23,577	16,500	13,483
	Maintenance		18,495	18,367	20,808
	Water, light and heating		15,272	14,993	14,520
	Vehicle maintenance		10,564	10,225	11,590
	Others		34,035	29,652	36,231

	Sub-total		893,680	902,614	922,262

Total			3,766,077	3,956,181	4,147,411

(2)	Details of other operating income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2019	2020	2021
Gain on transactions of foreign exchange	602,115	758,347	562,935
Gain related to derivatives (Designated for hedging)	126,651	67,395	61,271
Gain on fair value hedged items	231	9,646	106,253
Others	45,706	63,702	172,044

Total	774,703	899,090	902,503

(3)	Details of other operating expenses recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2019	2020	2021
Losses on transactions of foreign exchange	192,331	679,350	450,698
KDIC deposit insurance premium	333,600	371,054	406,276
Contribution to miscellaneous funds	317,667	327,911	367,961
Losses related to derivatives (Designated for hedging)	3,686	82,746	93,084
Losses on fair value hedged items	86,214	68,508	1,947
Others ( * )	143,786	189,959	469,938

Total	1,077,284	1,719,528	1,789,904

(*)
Other expense includes 22,317 million Won, 11,890 million Won and 13,963 million Won for intangible asset amortization cost for the years ended December 31, 2019, 2020 and 2021 respectively. In addition, it includes 52,504 million Won and 250,971 million Won for lease depreciation cost for the years ended December 31, 2020 and 2021, respectively.

(4)	Share-based payment
Details of performance condition share-based payment granted to executives as of December 31, 2020 and 2021 are as follows:

1)	Performance condition share-based payment

Subject to		Shares granted for the year 2019
Type of payment		Cash-settled
Vesting period		January 1, 2019 ~ December 31, 2022
Date of payment		2023-01-01
Fair value (*1)		12,527 Won
Valuation method		Black-Scholes Model
Expected dividend rate		4.28%
Expected maturity date		1 year
Number of shares remaining	As of December 31, 2020	602,474 shares
	As of December 31, 2021	602,474 shares
Number of shares granted (*2)	As of December 31, 2020	602,474 shares
	As of December 31, 2021	602,474 shares

Subject to		Shares granted for the year 2020
Type of payment		Cash-settled
Vesting period		January 1, 2020 ~ December 31, 2023
Date of payment		2024-01-01
Fair value (*1)		12,003 Won
Valuation method		Black-Scholes Model
Expected dividend rate		4.28%
Expected maturity date		2 years
Number of shares remaining	As of December 31, 2020	944,343 shares
	As of December 31, 2021	944,343 shares
Number of shares granted (*2)	As of December 31, 2020	944,343 shares
	As of December 31, 2021	944,343 shares

Subject to		Shares granted for the year 2021
Type of payment		Cash-settled
Vesting period		January 1, 2021 ~ December 31, 2024
Date of payment		2025-01-01
Fair value (*1)		11,501 Won
Valuation method		Black-Scholes Model
Expected dividend rate		4.28%
Expected maturity date		3 years
Number of shares remaining	As of December 31, 2020	—
	As of December 31, 2021	1,105,515 shares
Number of shares granted (*2)	As of December 31, 2020	—
	As of December 31, 2021	1,105,515 shares

(*1)
As the amount of payment varies according to the base price (the arithmetic average of the weighted average stock price of transactions in the past one week, the past one month, and the past two months) at the date of payment, the fair value is calculated to measure the liability according to the Black Scholes model based on the base price at the time of each settlement.

(*2)
It is a system in which the amount of stock payable is determined at the beginning, and the payment rate is determined in accordance with the degree of achievement of the pre-set
performance target. Performance is evaluated by long-term performance indicators such as relative shareholder return, net profit, return on equity (ROE), non-performing
loan ratio, and job performance.

2)
The Group accounts for performance condition share-based payments according to the cash-settled method and the fair value of the liabilities is reflected in the compensation costs by re-measuring
every closing period. As of December 31, 2020 and 2021, the book value of the liabilities related to the performance condition share-based payments recognized by the Group amounts to 13,823 million Won and 31,597 million Won, respectively.